Shareholder Report		12 Months Ended	97 Months Ended
	Jul. 01, 2023	Jun. 30, 2024 USD ($) Holding	Jun. 30, 2024 USD ($) Holding
Shareholder Report [Line Items]
Document Type		N-CSR
Amendment Flag		false
Registrant Name		DEUTSCHE DWS SECURITIES TRUST
Entity Central Index Key		0000088048
Entity Investment Company Type		N-1A
Document Period End Date		Jun. 30, 2024
C000099775
Shareholder Report [Line Items]
Fund Name		DWS Enhanced Commodity Strategy Fund
Class Name		Class A
Trading Symbol		SKNRX
Annual or Semi-Annual Statement [Text Block]		This annual shareholder report contains important information about DWS Enhanced Commodity Strategy Fund ("the Fund") for the period July 1, 2023 to June 30, 2024.
Shareholder Report Annual or Semi-Annual		Annual Shareholder Report
Additional Information [Text Block]		You can find additional information about the Fund on the Fund's website at dws.com/mutualreports. You can also request this information by contacting us at (800) 728-3337.
Additional Information Phone Number		(800) 728-3337
Additional Information Website		dws.com/mutualreports
Expenses [Text Block]

What were the Fund costs for the last year?

(Based on a hypothetical $10,000 investment)

	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$118	1.16%

Gross expense ratio as of the latest prospectus: 1.32%. See prospectus for any contractual or voluntary waivers; without a waiver, costs would have been higher.

Expenses Paid, Amount		$ 118
Expense Ratio, Percent		1.16%
Performance Past Does Not Indicate Future [Text]		The Fund's past performance is not a good predictor or guarantee of the Fund's future performance.
Line Graph [Table Text Block]
	Class A	Bloomberg Commodity Index
'14	$9,425	$10,000
'14	$9,039	$9,502
'14	$8,961	$9,402
'14	$8,565	$8,817
'14	$8,631	$8,746
'14	$8,565	$8,390
'14	$8,337	$7,750
'15	$8,196	$7,492
'15	$8,337	$7,685
'15	$8,054	$7,290
'15	$8,294	$7,708
'15	$8,085	$7,500
'15	$8,232	$7,629
'15	$7,619	$6,819
'15	$7,545	$6,757
'15	$7,354	$6,526
'15	$7,341	$6,497
'15	$7,041	$6,025
'15	$6,908	$5,839
'16	$6,828	$5,741
'16	$6,797	$5,648
'16	$7,006	$5,864
'16	$7,467	$6,363
'16	$7,516	$6,351
'16	$7,739	$6,613
'16	$7,296	$6,275
'16	$7,272	$6,165
'16	$7,472	$6,358
'16	$7,427	$6,327
'16	$7,497	$6,411
'16	$7,633	$6,527
'17	$7,620	$6,535
'17	$7,633	$6,549
'17	$7,391	$6,375
'17	$7,299	$6,279
'17	$7,200	$6,195
'17	$7,143	$6,183
'17	$7,267	$6,323
'17	$7,340	$6,349
'17	$7,401	$6,339
'17	$7,552	$6,475
'17	$7,585	$6,445
'17	$7,726	$6,638
'18	$7,877	$6,770
'18	$7,713	$6,652
'18	$7,703	$6,611
'18	$7,861	$6,782
'18	$7,986	$6,878
'18	$7,705	$6,638
'18	$7,481	$6,496
'18	$7,389	$6,381
'18	$7,427	$6,503
'18	$7,150	$6,363
'18	$6,812	$6,327
'18	$6,807	$5,891
'19	$7,077	$6,212
'19	$7,202	$6,275
'19	$7,181	$6,264
'19	$7,122	$6,237
'19	$6,844	$6,028
'19	$6,952	$6,189
'19	$6,879	$6,148
'19	$6,717	$6,005
'19	$6,691	$6,076
'19	$6,801	$6,199
'19	$6,661	$6,040
'19	$6,966	$6,344
'20	$6,574	$5,878
'20	$6,367	$5,581
'20	$5,577	$4,866
'20	$5,532	$4,792
'20	$5,747	$5,000
'20	$5,912	$5,114
'20	$6,180	$5,406
'20	$6,456	$5,771
'20	$6,279	$5,578
'20	$6,234	$5,656
'20	$6,525	$5,855
'20	$6,826	$6,146
'21	$6,976	$6,308
'21	$7,509	$6,716
'21	$7,353	$6,572
'21	$7,975	$7,116
'21	$8,231	$7,311
'21	$8,430	$7,446
'21	$8,595	$7,583
'21	$8,580	$7,560
'21	$9,031	$7,936
'21	$9,160	$8,142
'21	$8,514	$7,546
'21	$8,833	$7,812
'22	$9,490	$8,498
'22	$10,007	$9,028
'22	$10,826	$9,808
'22	$11,160	$10,214
'22	$11,268	$10,370
'22	$10,083	$9,253
'22	$10,438	$9,647
'22	$10,406	$9,656
'22	$9,556	$8,873
'22	$9,523	$9,049
'22	$9,814	$9,297
'22	$9,644	$9,070
'23	$9,886	$9,025
'23	$9,417	$8,601
'23	$9,507	$8,583
'23	$9,409	$8,519
'23	$9,021	$8,039
'23	$9,126	$8,363
'23	$9,500	$8,887
'23	$9,418	$8,819
'23	$9,308	$8,757
'23	$9,276	$8,781
'23	$9,243	$8,583
'23	$9,119	$8,352
'24	$9,119	$8,385
'24	$9,004	$8,262
'24	$9,282	$8,535
'24	$9,545	$8,765
'24	$9,760	$8,919
'24	$9,473	$8,782

Average Annual Return [Table Text Block]
Class/Index	1-Year	5-Year	10-Year
Class A Unadjusted for Sales Charge	3.80%	6.38%	0.05%
Class A Adjusted for the Maximum Sales Charge (max 5.75% load)	-2.16%	5.13%	-0.54%
Bloomberg Commodity Index	5.00%	7.25%	- 1.29%

No Deduction of Taxes [Text Block]		The performance graph and returns table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.
Material Change Date	Jul. 01, 2023
AssetsNet		$ 998,789,933	$ 998,789,933
Holdings Count | Holding		273	273
Advisory Fees Paid, Amount		$ 8,847,551
InvestmentCompanyPortfolioTurnover		54.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Net Assets ($)	998,789,933
Number of Portfolio Holdings	273
Portfolio Turnover Rate (%)	54
Total Net Advisory Fees Paid ($)	8,847,551
Effective Duration	0.7 years

Effective duration is an approximate measure of the Fund’s sensitivity to interest rate changes taking into consideration any maturity shortening features.

Holdings [Text Block]

Fixed-Income Investments

Asset Allocation

Asset Type	% of Net Assets
Corporate Bonds	32%
Government & Agency Obligations	31%
Cash Equivalents	21%
Asset-backed	8%
Commercial Mortgage-backed Securities	5%
Collateralized Mortgage Obligations	2%
Other Assets and Liabilities, Net	1%
Total	100%

Material Fund Change [Text Block]

Material Fund Changes

This is a summary of certain changes of the Fund since July 1, 2023. For more information, review the Fund's current prospectus at dws.com/mutualreports, or call (800) 728-3337.

Effective October 1, 2023, the Fund’s contractual cap on total annual operating expense for Class A shares changed from 1.22% to 1.14%. The cap excludes certain expenses such as extraordinary expenses, taxes, brokerage, interest expense and acquired fund fees and expenses. Effective October 1, 2023, the Fund’s Investment Management Agreement with its investment advisor, DWS Investment Management Americas, Inc., was amended to reduce the annual rate of the management fee at each contractual breakpoint by 0.05%.

Material Fund Change Expenses [Text Block]

Effective October 1, 2023, the Fund’s contractual cap on total annual operating expense for Class A shares changed from 1.22% to 1.14%. The cap excludes certain expenses such as extraordinary expenses, taxes, brokerage, interest expense and acquired fund fees and expenses. Effective October 1, 2023, the Fund’s Investment Management Agreement with its investment advisor, DWS Investment Management Americas, Inc., was amended to reduce the annual rate of the management fee at each contractual breakpoint by 0.05%.

Summary of Change Legend [Text Block]		This is a summary of certain changes of the Fund since July 1, 2023. For more information, review the Fund's current prospectus at dws.com/mutualreports, or call (800) 728-3337.
C000099777
Shareholder Report [Line Items]
Fund Name		DWS Enhanced Commodity Strategy Fund
Class Name		Class C
Trading Symbol		SKCRX
Annual or Semi-Annual Statement [Text Block]		This annual shareholder report contains important information about DWS Enhanced Commodity Strategy Fund ("the Fund") for the period July 1, 2023 to June 30, 2024.
Shareholder Report Annual or Semi-Annual		Annual Shareholder Report
Additional Information [Text Block]		You can find additional information about the Fund on the Fund's website at dws.com/mutualreports. You can also request this information by contacting us at (800) 728-3337.
Additional Information Phone Number		(800) 728-3337
Additional Information Website		dws.com/mutualreports
Expenses [Text Block]

What were the Fund costs for the last year?

(Based on a hypothetical $10,000 investment)

	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$194	1.91%

Gross expense ratio as of the latest prospectus: 1.99%. See prospectus for any contractual or voluntary waivers; without a waiver, costs would have been higher.

Expenses Paid, Amount		$ 194
Expense Ratio, Percent		1.91%
Performance Past Does Not Indicate Future [Text]		The Fund's past performance is not a good predictor or guarantee of the Fund's future performance.
Line Graph [Table Text Block]
	Class C	Bloomberg Commodity Index
'14	$10,000	$10,000
'14	$9,586	$9,502
'14	$9,496	$9,402
'14	$9,073	$8,817
'14	$9,136	$8,746
'14	$9,059	$8,390
'14	$8,812	$7,750
'15	$8,656	$7,492
'15	$8,805	$7,685
'15	$8,493	$7,290
'15	$8,741	$7,708
'15	$8,521	$7,500
'15	$8,670	$7,629
'15	$8,017	$6,819
'15	$7,932	$6,757
'15	$7,726	$6,526
'15	$7,712	$6,497
'15	$7,392	$6,025
'15	$7,243	$5,839
'16	$7,158	$5,741
'16	$7,122	$5,648
'16	$7,335	$5,864
'16	$7,818	$6,363
'16	$7,861	$6,351
'16	$8,088	$6,613
'16	$7,619	$6,275
'16	$7,598	$6,165
'16	$7,801	$6,358
'16	$7,742	$6,327
'16	$7,808	$6,411
'16	$7,951	$6,527
'17	$7,929	$6,535
'17	$7,936	$6,549
'17	$7,679	$6,375
'17	$7,581	$6,279
'17	$7,475	$6,195
'17	$7,407	$6,183
'17	$7,536	$6,323
'17	$7,604	$6,349
'17	$7,664	$6,339
'17	$7,815	$6,475
'17	$7,846	$6,445
'17	$7,989	$6,638
'18	$8,140	$6,770
'18	$7,967	$6,652
'18	$7,951	$6,611
'18	$8,103	$6,782
'18	$8,224	$6,878
'18	$7,936	$6,638
'18	$7,702	$6,496
'18	$7,604	$6,381
'18	$7,636	$6,503
'18	$7,343	$6,363
'18	$6,994	$6,327
'18	$6,987	$5,891
'19	$7,254	$6,212
'19	$7,380	$6,275
'19	$7,357	$6,264
'19	$7,290	$6,237
'19	$6,997	$6,028
'19	$7,105	$6,189
'19	$7,021	$6,148
'19	$6,862	$6,005
'19	$6,825	$6,076
'19	$6,942	$6,199
'19	$6,791	$6,040
'19	$7,096	$6,344
'20	$6,693	$5,878
'20	$6,474	$5,581
'20	$5,665	$4,866
'20	$5,623	$4,792
'20	$5,833	$5,000
'20	$5,998	$5,114
'20	$6,267	$5,406
'20	$6,537	$5,771
'20	$6,355	$5,578
'20	$6,313	$5,656
'20	$6,600	$5,855
'20	$6,900	$6,146
'21	$7,052	$6,308
'21	$7,576	$6,716
'21	$7,416	$6,572
'21	$8,041	$7,116
'21	$8,287	$7,311
'21	$8,490	$7,446
'21	$8,650	$7,583
'21	$8,633	$7,560
'21	$9,071	$7,936
'21	$9,204	$8,142
'21	$8,539	$7,546
'21	$8,853	$7,812
'22	$9,518	$8,498
'22	$10,026	$9,028
'22	$10,849	$9,808
'22	$11,175	$10,214
'22	$11,272	$10,370
'22	$10,087	$9,253
'22	$10,426	$9,647
'22	$10,389	$9,656
'22	$9,543	$8,873
'22	$9,507	$9,049
'22	$9,796	$9,297
'22	$9,615	$9,070
'23	$9,832	$9,025
'23	$9,380	$8,601
'23	$9,442	$8,583
'23	$9,351	$8,519
'23	$8,953	$8,039
'23	$9,049	$8,363
'23	$9,430	$8,887
'23	$9,339	$8,819
'23	$9,213	$8,757
'23	$9,195	$8,781
'23	$9,141	$8,583
'23	$9,017	$8,352
'24	$9,017	$8,385
'24	$8,889	$8,262
'24	$9,157	$8,535
'24	$9,413	$8,765
'24	$9,614	$8,919
'24	$9,325	$8,782

Average Annual Return [Table Text Block]
Class/Index	1-Year	5-Year	10-Year
Class C Unadjusted for Sales Charge	3.05%	5.59%	- 0.70%
Class C Adjusted for the Maximum Sales Charge (max 1.00% CDSC)	2.05%	5.59%	-0.70%
Bloomberg Commodity Index	5.00%	7.25%	- 1.29%

No Deduction of Taxes [Text Block]		The performance graph and returns table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.
Material Change Date	Jul. 01, 2023
AssetsNet		$ 998,789,933	$ 998,789,933
Holdings Count | Holding		273	273
Advisory Fees Paid, Amount		$ 8,847,551
InvestmentCompanyPortfolioTurnover		54.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Net Assets ($)	998,789,933
Number of Portfolio Holdings	273
Portfolio Turnover Rate (%)	54
Total Net Advisory Fees Paid ($)	8,847,551
Effective Duration	0.7 years

Effective duration is an approximate measure of the Fund’s sensitivity to interest rate changes taking into consideration any maturity shortening features.

Holdings [Text Block]

Fixed-Income Investments

Asset Allocation

Asset Type	% of Net Assets
Corporate Bonds	32%
Government & Agency Obligations	31%
Cash Equivalents	21%
Asset-backed	8%
Commercial Mortgage-backed Securities	5%
Collateralized Mortgage Obligations	2%
Other Assets and Liabilities, Net	1%
Total	100%

Material Fund Change [Text Block]

Material Fund Changes

This is a summary of certain changes of the Fund since July 1, 2023. For more information, review the Fund's current prospectus at dws.com/mutualreports, or call (800) 728-3337.

Effective October 1, 2023, the Fund’s contractual cap on total annual operating expense for Class C shares changed from 1.97% to 1.89%. The cap excludes certain expenses such as extraordinary expenses, taxes, brokerage, interest expense and acquired fund fees and expenses. Effective October 1, 2023, the Fund’s Investment Management Agreement with its investment advisor, DWS Investment Management Americas, Inc., was amended to reduce the annual rate of the management fee at each contractual breakpoint by 0.05%.

Material Fund Change Expenses [Text Block]

Effective October 1, 2023, the Fund’s contractual cap on total annual operating expense for Class C shares changed from 1.97% to 1.89%. The cap excludes certain expenses such as extraordinary expenses, taxes, brokerage, interest expense and acquired fund fees and expenses. Effective October 1, 2023, the Fund’s Investment Management Agreement with its investment advisor, DWS Investment Management Americas, Inc., was amended to reduce the annual rate of the management fee at each contractual breakpoint by 0.05%.

Summary of Change Legend [Text Block]		This is a summary of certain changes of the Fund since July 1, 2023. For more information, review the Fund's current prospectus at dws.com/mutualreports, or call (800) 728-3337.
C000172345
Shareholder Report [Line Items]
Fund Name		DWS Enhanced Commodity Strategy Fund
Class Name		Class R6
Trading Symbol		SKRRX
Annual or Semi-Annual Statement [Text Block]		This annual shareholder report contains important information about DWS Enhanced Commodity Strategy Fund ("the Fund") for the period July 1, 2023 to June 30, 2024.
Shareholder Report Annual or Semi-Annual		Annual Shareholder Report
Additional Information [Text Block]		You can find additional information about the Fund on the Fund's website at dws.com/mutualreports. You can also request this information by contacting us at (800) 728-3337.
Additional Information Phone Number		(800) 728-3337
Additional Information Website		dws.com/mutualreports
Expenses [Text Block]

What were the Fund costs for the last year?

(Based on a hypothetical $10,000 investment)

	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R6	$91	0.89%

Gross expense ratio as of the latest prospectus: 0.96%. See prospectus for any contractual or voluntary waivers; without a waiver, costs would have been higher.

Expenses Paid, Amount		$ 91
Expense Ratio, Percent		0.89%
Performance Past Does Not Indicate Future [Text]		The Fund's past performance is not a good predictor or guarantee of the Fund's future performance.
Line Graph [Table Text Block]
	Class R6	Bloomberg Commodity Index
6/1/16	$10,000	$10,000
6/30/16	$10,246	$10,413
7/31/16	$9,661	$9,881
8/31/16	$9,637	$9,707
9/30/16	$9,906	$10,011
10/31/16	$9,840	$9,962
11/30/16	$9,939	$10,095
12/31/16	$10,132	$10,277
1/31/17	$10,115	$10,291
2/28/17	$10,132	$10,312
3/31/17	$9,816	$10,038
4/30/17	$9,696	$9,886
5/31/17	$9,567	$9,755
6/30/17	$9,491	$9,736
7/31/17	$9,663	$9,957
8/31/17	$9,758	$9,997
9/30/17	$9,848	$9,982
10/31/17	$10,046	$10,196
11/30/17	$10,098	$10,149
12/31/17	$10,292	$10,452
1/31/18	$10,499	$10,659
2/28/18	$10,283	$10,475
3/31/18	$10,272	$10,410
4/30/18	$10,479	$10,679
5/31/18	$10,652	$10,830
6/30/18	$10,285	$10,452
7/31/18	$9,990	$10,228
8/31/18	$9,869	$10,047
9/30/18	$9,919	$10,240
10/31/18	$9,555	$10,019
11/30/18	$9,110	$9,963
12/31/18	$9,102	$9,276
1/31/19	$9,468	$9,782
2/28/19	$9,641	$9,881
3/31/19	$9,614	$9,863
4/30/19	$9,537	$9,821
5/31/19	$9,170	$9,491
6/30/19	$9,312	$9,746
7/31/19	$9,215	$9,680
8/31/19	$9,011	$9,456
9/30/19	$8,977	$9,567
10/31/19	$9,133	$9,760
11/30/19	$8,939	$9,510
12/31/19	$9,352	$9,990
1/31/20	$8,833	$9,255
2/29/20	$8,549	$8,788
3/31/20	$7,492	$7,663
4/30/20	$7,443	$7,545
5/31/20	$7,728	$7,872
6/30/20	$7,954	$8,052
7/31/20	$8,320	$8,512
8/31/20	$8,685	$9,087
9/30/20	$8,449	$8,783
10/31/20	$8,399	$8,906
11/30/20	$8,797	$9,219
12/31/20	$9,195	$9,678
1/31/21	$9,404	$9,932
2/28/21	$10,122	$10,575
3/31/21	$9,913	$10,347
4/30/21	$10,761	$11,205
5/31/21	$11,100	$11,511
6/30/21	$11,375	$11,724
7/31/21	$11,604	$11,940
8/31/21	$11,594	$11,904
9/30/21	$12,199	$12,497
10/31/21	$12,385	$12,820
11/30/21	$11,511	$11,882
12/31/21	$11,946	$12,301
1/31/22	$12,836	$13,381
2/28/22	$13,539	$14,215
3/31/22	$14,667	$15,444
4/30/22	$15,112	$16,083
5/31/22	$15,270	$16,329
6/30/22	$13,671	$14,569
7/31/22	$14,146	$15,190
8/31/22	$14,117	$15,204
9/30/22	$12,964	$13,971
10/31/22	$12,921	$14,249
11/30/22	$13,331	$14,639
12/31/22	$13,095	$14,281
1/31/23	$13,419	$14,211
2/28/23	$12,792	$13,543
3/31/23	$12,902	$13,515
4/30/23	$12,794	$13,414
5/31/23	$12,251	$12,658
6/30/23	$12,404	$13,169
7/31/23	$12,927	$13,993
8/31/23	$12,818	$13,886
9/30/23	$12,661	$13,789
10/31/23	$12,639	$13,826
11/30/23	$12,595	$13,514
12/31/23	$12,418	$13,151
1/31/24	$12,418	$13,203
2/29/24	$12,264	$13,009
3/31/24	$12,647	$13,439
4/30/24	$13,001	$13,801
5/31/24	$13,311	$14,043
6/30/24	$12,914	$13,827

Average Annual Return [Table Text Block]
Class/Index	1-Year	5-Year	Since Inception 6/1/16
Class R6 No Sales Charge	4.11%	6.76%	3.22%
Bloomberg Commodity Index	5.00%	7.25%	4.09%

Performance Inception Date			Jun. 01, 2016
No Deduction of Taxes [Text Block]		The performance graph and returns table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.
Material Change Date	Jul. 01, 2023
AssetsNet		$ 998,789,933	$ 998,789,933
Holdings Count | Holding		273	273
Advisory Fees Paid, Amount		$ 8,847,551
InvestmentCompanyPortfolioTurnover		54.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Net Assets ($)	998,789,933
Number of Portfolio Holdings	273
Portfolio Turnover Rate (%)	54
Total Net Advisory Fees Paid ($)	8,847,551
Effective Duration	0.7 years

Effective duration is an approximate measure of the Fund’s sensitivity to interest rate changes taking into consideration any maturity shortening features.

Holdings [Text Block]

Fixed-Income Investments

Asset Allocation

Asset Type	% of Net Assets
Corporate Bonds	32%
Government & Agency Obligations	31%
Cash Equivalents	21%
Asset-backed	8%
Commercial Mortgage-backed Securities	5%
Collateralized Mortgage Obligations	2%
Other Assets and Liabilities, Net	1%
Total	100%

Material Fund Change [Text Block]

Material Fund Changes

This is a summary of certain changes of the Fund since July 1, 2023. For more information, review the Fund's current prospectus at dws.com/mutualreports, or call (800) 728-3337.

Effective October 1, 2023, the Fund’s Investment Management Agreement with its investment advisor, DWS Investment Management Americas, Inc., was amended to reduce the annual rate of the management fee at each contractual breakpoint by 0.05%.

Material Fund Change Expenses [Text Block]

Effective October 1, 2023, the Fund’s Investment Management Agreement with its investment advisor, DWS Investment Management Americas, Inc., was amended to reduce the annual rate of the management fee at each contractual breakpoint by 0.05%.

Summary of Change Legend [Text Block]		This is a summary of certain changes of the Fund since July 1, 2023. For more information, review the Fund's current prospectus at dws.com/mutualreports, or call (800) 728-3337.
C000099779
Shareholder Report [Line Items]
Fund Name		DWS Enhanced Commodity Strategy Fund
Class Name		Class S
Trading Symbol		SKSRX
Annual or Semi-Annual Statement [Text Block]		This annual shareholder report contains important information about DWS Enhanced Commodity Strategy Fund ("the Fund") for the period July 1, 2023 to June 30, 2024.
Shareholder Report Annual or Semi-Annual		Annual Shareholder Report
Additional Information [Text Block]		You can find additional information about the Fund on the Fund's website at dws.com/mutualreports. You can also request this information by contacting us at (800) 728-3337.
Additional Information Phone Number		(800) 728-3337
Additional Information Website		dws.com/mutualreports
Expenses [Text Block]

What were the Fund costs for the last year?

(Based on a hypothetical $10,000 investment)

	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class S	$102	1.00%

Gross expense ratio as of the latest prospectus: 1.10%. See prospectus for any contractual or voluntary waivers; without a waiver, costs would have been higher.

Expenses Paid, Amount		$ 102
Expense Ratio, Percent		1.00%
Performance Past Does Not Indicate Future [Text]		The Fund's past performance is not a good predictor or guarantee of the Fund's future performance.
Line Graph [Table Text Block]
	Class S	Bloomberg Commodity Index
'14	$10,000	$10,000
'14	$9,589	$9,502
'14	$9,514	$9,402
'14	$9,092	$8,817
'14	$9,162	$8,746
'14	$9,092	$8,390
'14	$8,852	$7,750
'15	$8,704	$7,492
'15	$8,859	$7,685
'15	$8,556	$7,290
'15	$8,814	$7,708
'15	$8,595	$7,500
'15	$8,749	$7,629
'15	$8,098	$6,819
'15	$8,021	$6,757
'15	$7,817	$6,526
'15	$7,811	$6,497
'15	$7,489	$6,025
'15	$7,346	$5,839
'16	$7,269	$5,741
'16	$7,237	$5,648
'16	$7,457	$5,864
'16	$7,954	$6,363
'16	$8,006	$6,351
'16	$8,244	$6,613
'16	$7,772	$6,275
'16	$7,753	$6,165
'16	$7,964	$6,358
'16	$7,918	$6,327
'16	$7,991	$6,411
'16	$8,141	$6,527
'17	$8,127	$6,535
'17	$8,141	$6,549
'17	$7,883	$6,375
'17	$7,786	$6,279
'17	$7,682	$6,195
'17	$7,625	$6,183
'17	$7,757	$6,323
'17	$7,833	$6,349
'17	$7,902	$6,339
'17	$8,068	$6,475
'17	$8,103	$6,445
'17	$8,255	$6,638
'18	$8,422	$6,770
'18	$8,249	$6,652
'18	$8,236	$6,611
'18	$8,402	$6,782
'18	$8,541	$6,878
'18	$8,242	$6,638
'18	$8,006	$6,496
'18	$7,908	$6,381
'18	$7,951	$6,503
'18	$7,652	$6,363
'18	$7,294	$6,327
'18	$7,292	$5,891
'19	$7,585	$6,212
'19	$7,716	$6,275
'19	$7,691	$6,264
'19	$7,629	$6,237
'19	$7,334	$6,028
'19	$7,453	$6,189
'19	$7,375	$6,148
'19	$7,204	$6,005
'19	$7,180	$6,076
'19	$7,297	$6,199
'19	$7,149	$6,040
'19	$7,476	$6,344
'20	$7,060	$5,878
'20	$6,833	$5,581
'20	$5,983	$4,866
'20	$5,944	$4,792
'20	$6,172	$5,000
'20	$6,350	$5,114
'20	$6,635	$5,406
'20	$6,935	$5,771
'20	$6,743	$5,578
'20	$6,703	$5,656
'20	$7,013	$5,855
'20	$7,336	$6,146
'21	$7,503	$6,308
'21	$8,076	$6,716
'21	$7,907	$6,572
'21	$8,576	$7,116
'21	$8,855	$7,311
'21	$9,072	$7,446
'21	$9,255	$7,583
'21	$9,239	$7,560
'21	$9,722	$7,936
'21	$9,871	$8,142
'21	$9,172	$7,546
'21	$9,516	$7,812
'22	$10,227	$8,498
'22	$10,789	$9,028
'22	$11,673	$9,808
'22	$12,040	$10,214
'22	$12,155	$10,370
'22	$10,874	$9,253
'22	$11,252	$9,647
'22	$11,229	$9,656
'22	$10,305	$8,873
'22	$10,288	$9,049
'22	$10,597	$9,297
'22	$10,422	$9,070
'23	$10,680	$9,025
'23	$10,180	$8,601
'23	$10,263	$8,583
'23	$10,160	$8,519
'23	$9,745	$8,039
'23	$9,863	$8,363
'23	$10,262	$8,887
'23	$10,175	$8,819
'23	$10,063	$8,757
'23	$10,046	$8,781
'23	$9,993	$8,583
'23	$9,866	$8,352
'24	$9,866	$8,385
'24	$9,743	$8,262
'24	$10,045	$8,535
'24	$10,327	$8,765
'24	$10,556	$8,919
'24	$10,255	$8,782

Average Annual Return [Table Text Block]
Class/Index	1-Year	5-Year	10-Year
Class S No Sales Charge	3.98%	6.59%	0.25%
Bloomberg Commodity Index	5.00%	7.25%	- 1.29%

No Deduction of Taxes [Text Block]		The performance graph and returns table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.
Material Change Date	Jul. 01, 2023
AssetsNet		$ 998,789,933	$ 998,789,933
Holdings Count | Holding		273	273
Advisory Fees Paid, Amount		$ 8,847,551
InvestmentCompanyPortfolioTurnover		54.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Net Assets ($)	998,789,933
Number of Portfolio Holdings	273
Portfolio Turnover Rate (%)	54
Total Net Advisory Fees Paid ($)	8,847,551
Effective Duration	0.7 years

Effective duration is an approximate measure of the Fund’s sensitivity to interest rate changes taking into consideration any maturity shortening features.

Holdings [Text Block]

Fixed-Income Investments

Asset Allocation

Asset Type	% of Net Assets
Corporate Bonds	32%
Government & Agency Obligations	31%
Cash Equivalents	21%
Asset-backed	8%
Commercial Mortgage-backed Securities	5%
Collateralized Mortgage Obligations	2%
Other Assets and Liabilities, Net	1%
Total	100%

Material Fund Change [Text Block]

Material Fund Changes

This is a summary of certain changes of the Fund since July 1, 2023. For more information, review the Fund's current prospectus at dws.com/mutualreports, or call (800) 728-3337.

Effective October 1, 2023, the Fund’s contractual cap on total annual operating expense for Class S shares changed from 1.02% to 0.99%. The cap excludes certain expenses such as extraordinary expenses, taxes, brokerage, interest expense and acquired fund fees and expenses. Effective October 1, 2023, the Fund’s Investment Management Agreement with its investment advisor, DWS Investment Management Americas, Inc., was amended to reduce the annual rate of the management fee at each contractual breakpoint by 0.05%.

Material Fund Change Expenses [Text Block]

Effective October 1, 2023, the Fund’s contractual cap on total annual operating expense for Class S shares changed from 1.02% to 0.99%. The cap excludes certain expenses such as extraordinary expenses, taxes, brokerage, interest expense and acquired fund fees and expenses. Effective October 1, 2023, the Fund’s Investment Management Agreement with its investment advisor, DWS Investment Management Americas, Inc., was amended to reduce the annual rate of the management fee at each contractual breakpoint by 0.05%.

Summary of Change Legend [Text Block]		This is a summary of certain changes of the Fund since July 1, 2023. For more information, review the Fund's current prospectus at dws.com/mutualreports, or call (800) 728-3337.
C000099774
Shareholder Report [Line Items]
Fund Name		DWS Enhanced Commodity Strategy Fund
Class Name		Institutional Class
Trading Symbol		SKIRX
Annual or Semi-Annual Statement [Text Block]		This annual shareholder report contains important information about DWS Enhanced Commodity Strategy Fund ("the Fund") for the period July 1, 2023 to June 30, 2024.
Shareholder Report Annual or Semi-Annual		Annual Shareholder Report
Additional Information [Text Block]		You can find additional information about the Fund on the Fund's website at dws.com/mutualreports. You can also request this information by contacting us at (800) 728-3337.
Additional Information Phone Number		(800) 728-3337
Additional Information Website		dws.com/mutualreports
Expenses [Text Block]

What were the Fund costs for the last year?

(Based on a hypothetical $10,000 investment)

	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Class	$91	0.89%

Gross expense ratio as of the latest prospectus: 1.01%. See prospectus for any contractual or voluntary waivers; without a waiver, costs would have been higher.

Expenses Paid, Amount		$ 91
Expense Ratio, Percent		0.89%
Performance Past Does Not Indicate Future [Text]		The Fund's past performance is not a good predictor or guarantee of the Fund's future performance.
Average Annual Return [Table Text Block]
Class/Index	1-Year	5-Year	10-Year
Institutional Class No Sales Charge	4.29%	6.78%	0.41%
Bloomberg Commodity Index	5.00%	7.25%	- 1.29%

No Deduction of Taxes [Text Block]		The performance graph and returns table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.
Material Change Date	Jul. 01, 2023
AssetsNet		$ 998,789,933	$ 998,789,933
Holdings Count | Holding		273	273
Advisory Fees Paid, Amount		$ 8,847,551
InvestmentCompanyPortfolioTurnover		54.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Net Assets ($)	998,789,933
Number of Portfolio Holdings	273
Portfolio Turnover Rate (%)	54
Total Net Advisory Fees Paid ($)	8,847,551
Effective Duration	0.7 years

Effective duration is an approximate measure of the Fund’s sensitivity to interest rate changes taking into consideration any maturity shortening features.

Holdings [Text Block]

Fixed-Income Investments

Asset Allocation

Asset Type	% of Net Assets
Corporate Bonds	32%
Government & Agency Obligations	31%
Cash Equivalents	21%
Asset-backed	8%
Commercial Mortgage-backed Securities	5%
Collateralized Mortgage Obligations	2%
Other Assets and Liabilities, Net	1%
Total	100%

Material Fund Change [Text Block]

Material Fund Changes

This is a summary of certain changes of the Fund since July 1, 2023. For more information, review the Fund's current prospectus at dws.com/mutualreports, or call (800) 728-3337.

Effective October 1, 2023, the Fund’s Investment Management Agreement with its investment advisor, DWS Investment Management Americas, Inc., was amended to reduce the annual rate of the management fee at each contractual breakpoint by 0.05%.

Material Fund Change Expenses [Text Block]

Effective October 1, 2023, the Fund’s Investment Management Agreement with its investment advisor, DWS Investment Management Americas, Inc., was amended to reduce the annual rate of the management fee at each contractual breakpoint by 0.05%.

Summary of Change Legend [Text Block]		This is a summary of certain changes of the Fund since July 1, 2023. For more information, review the Fund's current prospectus at dws.com/mutualreports, or call (800) 728-3337.